UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street,
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 125.1%
AUSTRALIA - 52.7%
		AMP Group Finance Services Ltd.,
AUD	8,000	9.00%, 5/16/11	$7,370,763
		APT Pipelines Ltd.,
AUD	2,500	7.75%, 7/22/20	2,209,865
		Asian Development Bank,
AUD	10,000	6.25%, 3/05/20	9,176,606
		Asian Development Bank,
AUD	17,000	7.125%, 3/19/13	16,145,662
		Australia & New Zealand Banking Group Ltd.,
AUD	7,000	6.25%, 5/23/11(a)(b)	6,323,019
		Australia & New Zealand Banking Group Ltd.,
AUD	7,000	6.75%, 11/10/14	6,473,223
		Australia & New Zealand Banking Group Ltd.,
AUD	22,500	8.50%, 4/22/13	21,743,743
		Australian Prime Pty Fund Retail,
AUD	4,000	8.25%, 7/30/12	3,663,021
		AXA SA,
AUD	8,000	6.22%, 10/26/16(a)(b)	5,347,145
		AXA SA,
AUD	9,000	7.50%, 10/26/16(a)(b)	6,425,128
		Barclays Bank PLC,
AUD	3,200	6.75%, 8/13/12	2,920,357
		Caisse d’Amortissement de la Dette Sociale,
AUD	21,460	7.50%, 2/28/13	20,405,210
		CFS Retail Property Trust,
AUD	4,000	6.25%, 12/22/14	3,485,975
		Cie de Financement Foncier,
AUD	15,000	6.25%, 1/30/17	13,197,499
		Commonwealth Bank of Australia,
AUD	28,400	8.50%, 6/24/11	26,408,653
		Council Of Europe Development Bank,
AUD	9,300	6.25%, 1/23/12	8,549,994
		Crusade Global Trust,
AUD	3,858	5.11%, 1/16/35(a)	3,451,562
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,225,195
		ELM BV for Swiss Reinsurance Co.,
AUD	3,600	7.635%, 5/25/17(a)(b)	2,422,790
		Eurofima,
AUD	12,500	6.50%, 8/22/11	11,465,295
		European Investment Bank,
AUD	35,000	6.50%, 8/07/19	32,463,706
		General Electric Capital Australia Funding Pty Ltd.,
AUD	8,700	6.00%, 8/17/12	7,780,184
		General Electric Capital Australia Funding Pty Ltd.,
AUD	6,600	6.00%, 5/15/13	5,858,602
		Goldman Sachs Group, Inc.,
AUD	2,500	6.35%, 4/12/16	2,081,857
		GPT RE Ltd.,
AUD	3,500	6.50%, 8/22/13	3,130,846
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	2,839,925
		Heritage Building Society Ltd.,
AUD	5,000	5.375%, 12/04/16(a)	4,164,514
		Hypo Real Estate Bank International AG,
AUD	5,000	5.00%, 2/22/11(a)	4,278,927
		Hypo Real Estate Bank International AG,
AUD	24,500	6.25%, 8/16/11	22,035,280
		ING Bank Australia Ltd.,
AUD	1,300	5.75%, 8/28/13	1,192,618
		ING Bank Australia Ltd.,
AUD	10,000	7.00%, 4/24/12	9,155,047
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 6/21/12	5,801,843
		Kreditanstalt fuer Wiederaufbau,
AUD	6,751	6.25%, 12/04/19	6,124,317
		Kreditanstalt fuer Wiederaufbau,
AUD	20,000	7.50%, 8/26/11	18,576,364
		Landwirtschaftliche Rentenbank,
AUD	17,100	6.00%, 5/30/13	15,736,550
		Leighton Finance Ltd.,
AUD	8,500	9.50%, 7/28/14	7,945,163
		Macquarie Bank Ltd.,
AUD	4,000	5.2167%, 5/31/12(a)(b)	3,387,051
		Macquarie Bank Ltd.,
AUD	6,200	6.50%, 5/31/12(a)(b)	5,344,393
		Merrill Lynch & Co., Inc.,
AUD	6,000	6.75%, 3/12/14	5,294,606
		Mirvac Group Funding Ltd.,
AUD	2,250	6.75%, 9/15/10	2,035,051
		Monumental Global Funding Ltd.,
AUD	11,500	6.50%, 11/08/11	10,208,754
		National Australia Bank Ltd.,
AUD	15,000	8.25%, 5/20/13	14,421,815
		National Capital Trust III,
AUD	3,500	5.87%, 9/30/16(a)(b)	2,629,416
		National Wealth Management Holdings Ltd.,
AUD	2,500	6.75%, 6/16/16(a)(b)	1,922,872
		Nederlandse Waterschapsbank NV,
AUD	2,300	6.25%, 8/08/13	2,118,639
		New South Wales Treasury Corp.,
AUD	14,000	7.00%, 12/01/10	12,756,345
		Progress Trust,
AUD	5,921	4.89%, 8/25/36(a)	5,191,901
		Puma Finance Ltd.,
AUD	4,023	5.56%, 10/24/35(a)	3,596,166
		QBE International Holdings PLC,
AUD	5,000	6.7216%, 8/02/20(a)	4,523,499
		Queensland Treasury Corp.,
AUD	77,800	5.75%, 11/21/14	72,063,711
		Queensland Treasury Corp.,
AUD	81,950	6.00%, 10/14/15	76,473,267
		Queensland Treasury Corp.,
AUD	58,790	6.00%, 6/14/21	54,079,626
		Queensland Treasury Corp.,
AUD	12,480	6.25%, 2/21/20	11,638,180

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
AUSTRALIA (concluded)
		Rabobank Capital Funding Trust,
AUD	5,000	5.59%, 12/31/14(a)(b)(c)	$3,737,509
		Rabobank Capital Funding Trust,
AUD	5,000	6.415%, 12/31/14(a)(b)(c)	3,992,685
		Royal Bank of Scotland NV,
AUD	15,000	6.50%, 5/17/13(a)(b)	10,311,149
		Royal Bank of Scotland PLC,
AUD	5,000	5.69%, 10/27/14(a)(b)	3,822,040
		Royal Womens Hospital Finance Pty Ltd.,
AUD	4,800	6.20%, 3/26/17(a)	3,835,644
		SNS Bank NV,
AUD	5,000	5.27%, 11/08/11(a)(b)	3,532,256
		SPI Electricity & Gas Australia Holdings Pty Ltd.,
AUD	15,000	6.50%, 11/03/11	13,639,395
		St. George Bank Ltd.,
AUD	29,720	10.00%, 5/09/13(a)(b)	28,914,203
		Stockland Trust Management Ltd.,
AUD	8,500	8.50%, 2/18/15	7,958,297
		Suncorp Metway Insurance Ltd.,
AUD	5,000	6.75%, 9/23/14(a)(b)	3,860,978
		Suncorp Metway Insurance Ltd.,
AUD	4,000	6.75%, 10/06/16(a)(b)	2,829,829
		Suncorp Metway Insurance Ltd.,
AUD	5,000	8.75%, 5/30/11	4,621,433
		Sydney Airport Finance Co. Pty Ltd.,
AUD	3,500	6.25%, 11/21/11	3,106,771
		Telstra Corp. Ltd.,
AUD	16,500	7.25%, 11/15/12	15,470,358
		Telstra Corp. Ltd.,
AUD	2,000	8.75%, 1/20/15	1,977,757
		Transurban Finance Co. Pty Ltd.,
AUD	5,000	6.50%, 9/15/11	4,530,750
		Transurban Finance Co. Pty Ltd.,
AUD	3,000	7.25%, 3/24/14	2,738,130
		Treasury Corp. of Victoria,
AUD	21,000	5.75%, 11/15/16	19,244,634
		Treasury Corp. of Victoria,
AUD	5,150	6.00%, 10/17/22	4,689,577
		Treasury Corp. of Victoria,
AUD	26,440	6.25%, 10/15/12	24,599,527
		Vodafone Group PLC,
AUD	7,000	6.75%, 1/10/13	6,408,267
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	8,500	7.00%, 6/24/11	7,735,734
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	3,500	7.25%, 11/26/12	3,217,090
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 9/11/14	8,441,867
		Western Australia Treasury Corp.,
AUD	7,000	7.00%, 4/15/11	6,430,438
		Western Australia Treasury Corp.,
AUD	93,350	8.00%, 6/15/13	91,197,106
		Westpac Banking Corp.,
AUD	4,600	7.25%, 9/24/12	4,297,151
		Westpac Banking Corp.,
AUD	4,000	7.25%, 11/18/16	3,732,032
		Westpac Banking Corp.,
AUD	9,000	8.25%, 4/18/11	8,311,186
		Westpac Securitisation Trust,
AUD	5,374	4.80%, 5/21/38(a)	4,719,184
		Woolworths Ltd.,
AUD	2,700	6.00%, 3/14/11	2,448,344
		WOT CMBS Pty Ltd.,
AUD	2,000	5.26%, 5/16/13(a)	1,731,541

			932,344,602

CHINA - 4.2%
		Agile Property Holdings Ltd.,
USD	15,450	10.00%, 11/14/13(b)(c)	16,222,500
		CFG Investment SAC,
USD	15,940	9.25%, 12/19/10(b)(c)	16,617,450
		Country Garden Holdings Co. Ltd.,
USD	14,450	11.75%, 9/10/14(c)	15,497,625
		Parkson Retail Group Ltd.,
USD	7,750	7.125%, 5/30/10(b)	7,980,748
		Xinao Gas Holdings Ltd.,
USD	7,350	7.375%, 8/05/12	7,562,305
		Yanlord Land Group Ltd.,
USD	10,090	9.50%, 5/04/17	9,960,545

			73,841,173

HONG KONG - 11.3%
		Fita International Ltd.,
USD	26,300	7.00%, 2/10/20	27,151,331
		Henson Finance Ltd.,
USD	29,100	5.50%, 9/17/19	29,148,015
		Hong Kong Government Bond,
HKD	138,500	1.67%, 3/24/14	18,338,612
		Hong Kong Government Bond,
HKD	135,000	1.69%, 12/22/14	17,763,671
		Hong Kong Government Bond,
HKD	143,000	4.13%, 2/22/13	20,055,237
		Hong Kong Government Bond,
HKD	74,000	4.53%, 6/18/12	10,239,533
		Hutchison Whampoa International Ltd.,
USD	1,600	4.625%, 9/11/15	1,694,080

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
HONG KONG (concluded)
		Hutchison Whampoa International 03/33 Ltd.,
USD	1,900	7.45%, 11/24/33(c)	$2,352,044
		Hutchison Whampoa International 09 Ltd.,
USD	28,800	7.625%, 4/09/19(c)	35,069,126
		Swire Pacific MTN Financing Ltd.,
USD	18,000	5.50%, 8/19/19	19,409,220
		Wing Hang Bank Ltd.,
USD	20,350	6.00%, 4/20/17(a)(b)	19,224,910

			200,445,779

INDIA - 4.6%
		Deutsche Bank India Government Bond Credit Linked Note,
USD	8,000	5.865%, 7/22/19(a)	7,600,571
		ICICI Bank Ltd.,
USD	13,100	6.375%, 4/30/17(a)(b)(c)	12,410,835
		ICICI Bank Ltd.,
USD	7,750	6.625%, 10/03/12(c)	8,213,419
		ICICI Bank UK PLC,
USD	8,900	1.7585%, 12/01/11(a)(b)	7,680,006
		India Government Bond,
INR	1,638,700	7.02%, 8/17/16	34,393,102
		NTPC Ltd.,
USD	9,600	5.875%, 3/02/16	10,213,987

			80,511,920

INDONESIA - 11.9%
		Bank CIMB Niaga,
USD	15,750	7.375%, 11/22/11(a)(b)	16,157,736
		Barclays Indonesia Government Bond Credit Linked Note,
IDR	167,000,001	9.50%, 6/17/15	20,118,009
		Indonesia Government International Bond,
USD	14,900	6.625%, 2/17/37(c)	16,784,433
		Indonesia Government International Bond,
USD	16,500	11.625%, 3/04/19(c)	24,832,500
		Indonesia Treasury Bill, Zero Coupon,
IDR	42,160,000	3/03/11	4,545,563
		Indonesia Treasury Bond,
IDR	49,850,000	10.00%, 10/15/11	5,811,830
		Indonesia Treasury Bond,
IDR	58,290,000	10.00%, 2/15/28	6,907,285
		Indonesia Treasury Bond,
IDR	24,285,000	10.50%, 8/15/30	2,995,073
		Indonesia Treasury Bond,
IDR	13,400,000	11.00%, 11/15/20	1,796,903
		Indonesia Treasury Bond,
IDR	50,500,000	12.90%, 6/15/22	7,515,598
		Indosat Finance Co. BV,
USD	6,950	7.75%, 11/05/10(c)	7,061,763
		Indosat Palapa Co. BV,
USD	3,950	7.375%, 7/29/20	4,127,750
		Listrindo Capital BV,
USD	13,800	9.25%, 1/29/13(b)(c)	15,165,648
		Majapahit Holding BV,
USD	2,600	7.25%, 6/28/17(c)	2,896,639
		Majapahit Holding BV,
USD	2,150	7.875%, 6/29/37(c)	2,408,000
		Majapahit Holding BV,
USD	2,500	8.00%, 8/07/19(c)	2,912,500
		Matahari International Fin. Co. BV,
USD	12,550	10.75%, 8/07/10(b)	13,212,878
		MGTI Finance Co. Ltd.,
USD	12,700	8.375%, 9/15/10	12,692,240
		Perusahaan Penerbit SBSN,
USD	21,500	8.80%, 4/23/14(c)	25,455,591
		Prime Dig Pte Ltd.,
USD	16,700	11.75%, 11/03/12(b)(c)	17,244,420

			210,642,359

MALAYSIA - 8.3%
		AMBB Capital L Ltd.,
USD	16,700	6.77%, 1/27/16(a)(b)	15,871,797
		Axiata SPV1 Labuan Ltd.,
USD	8,650	5.375%, 4/28/20	9,017,625
		Malaysia Government Bond,
MYR	26,900	3.702%, 2/25/13	8,561,946
		Malaysia Government Bond,
MYR	36,800	3.718%, 6/15/12	11,701,718
		Malaysia Government Bond,
MYR	76,163	4.262%, 9/15/16	24,778,139
		Malaysia Government Bond,
MYR	16,900	4.378%, 11/29/19	5,500,336
		Malaysia Government Bond,
MYR	96,000	5.094%, 4/30/14	32,011,337
		Petronas Capital Ltd.,
USD	7,150	5.25%, 8/12/19(c)	7,661,089
		Petronas Global Sukuk Ltd.,
USD	16,900	4.25%, 8/12/14(c)	17,711,132
		Public Bank Bhd,
USD	4,450	6.84%, 8/22/16(a)(b)	4,489,107
		TNB Capital (L) Ltd.,
USD	7,900	5.25%, 5/05/15(c)	8,525,799

			145,830,025

NEW ZEALAND - 0.2%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	1,479,078
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	1,472,354

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
NEW ZEALAND (concluded)
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	$1,159,936

			4,111,368

PHILIPPINES - 8.2%
		First Pacific Co. Ltd.,
USD	5,700	7.375%, 7/24/17	5,970,830
		National Power Corp.,
USD	7,000	6.875%, 11/02/16(c)	7,943,502
		Philippine Government Bond,
PHP	487,000	6.25%, 1/27/14	10,913,943
		Philippine Government Bond,
PHP	338,000	7.00%, 1/27/16	7,674,747
		Philippine Government Bond,
PHP	977,000	9.125%, 9/04/16	24,033,502
		Philippine Government International Bond,
USD	12,200	7.75%, 1/14/31	15,128,000
		Philippine Government International Bond,
USD	6,950	8.875%, 3/17/15	8,687,500
		Philippine Government International Bond,
USD	23,870	9.875%, 1/15/19	32,821,250
		Philippine Government International Bond,
USD	15,879	10.625%, 3/16/25	24,175,777
		Philippine Long Distance Telephone Co.,
USD	6,250	8.35%, 3/06/17	7,328,125

			144,677,176

SINGAPORE - 4.5%
		CMT MTN Pte Ltd.,
USD	5,750	4.321%, 4/08/15	5,904,963
		DBS Bank Ltd.,
USD	11,500	5.00%, 11/15/14(a)(b)(c)	12,161,319
		DBS Capital Funding Corp.,
USD	6,650	7.657%, 3/15/11(a)(b)(c)	6,766,375
		Housing & Development Board Bond,
SGD	6,250	1.55%, 10/26/12	4,662,198
		Singapore Airlines Ltd.,
SGD	5,250	3.22%, 7/09/20	3,898,810
		Singapore Government Bond,
SGD	31,001	2.375%, 4/01/17	24,670,054
		Singapore Government Bond,
SGD	10,000	2.875%, 7/01/15	8,106,413
		Singapore Government Bond,
SGD	6,170	3.25%, 9/01/20	5,056,850
		STATS ChipPAC Ltd.,
USD	3,900	6.75%, 11/15/10(b)	3,924,375
		Temasek Financial I Ltd.,
SGD	6,250	3.265%, 2/19/20	4,770,311

			79,921,668

SOUTH KOREA - 16.6%
		Busan Bank,
USD	12,600	5.50%, 3/14/12(a)(b)	12,684,055
		Busan Bank,
USD	2,620	6.00%, 10/30/12(a)(b)	2,668,530
		Hana Bank,
USD	7,800	4.50%, 10/30/15(c)	7,983,378
		Hana Bank,
USD	7,400	5.375%, 4/12/12(a)(b)	7,467,333
		Hana Bank,
USD	3,450	5.875%, 9/14/11(a)(b)	3,485,228
		Hana Funding Ltd.,
USD	1,950	8.748%, 12/17/12(a)(b)	2,126,896
		Hyundai Capital Services, Inc.,
USD	24,400	6.00%, 5/05/15(c)	26,241,639
		Kookmin Bank,
USD	15,300	7.25%, 5/14/14(c)	17,398,319
		Korea Expressway Corp.,
USD	17,300	4.50%, 3/23/15(c)	18,028,503
		Korea Expressway Corp.,
USD	1,350	5.125%, 5/20/15(c)	1,434,136
		Korea South-East Power Co. Ltd.,
USD	7,900	4.75%, 6/26/13	8,259,300
		Korea South-East Power Co. Ltd.,
USD	17,570	6.00%, 5/25/16(c)	19,112,312
		Korea Southern Power Co. Ltd.,
USD	7,590	5.375%, 4/18/13(c)	8,040,368
		Korea Treasury Bond,
KRW	24,510,000	4.50%, 3/10/15	20,873,013
		Korea Treasury Bond,
KRW	18,500,000	5.00%, 6/10/20	15,784,597
		Korea Treasury Bond,
KRW	10,200,000	5.25%, 9/10/15	8,936,625
		Korea Treasury Bond,
KRW	5,100,000	5.50%, 9/10/17	4,536,691
		Korea Treasury Bond,
KRW	6,000,000	5.75%, 9/10/18	5,382,186
		Korea Treasury Bond,
KRW	26,674,000	6.91%, 7/18/11	23,342,058
		Korea Treasury Inflation Linked Bond,
KRW	3,500,000	2.75%, 6/10/20	3,095,535
		National Agricultural Cooperative Federation,
USD	3,450	4.25%, 1/28/16	3,448,137
		National Agricultural Cooperative Federation,
USD	12,500	6.125%, 6/15/11(a)(b)	12,594,775
		Republic of Korea,
USD	10,500	7.125%, 4/16/19	12,717,600
		Shinhan Bank,
USD	7,400	4.375%, 9/15/15(c)	7,504,562

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (concluded)
SOUTH KOREA (continued)
		Shinhan Bank,
USD	16,030	5.663%, 3/02/15(a)(b)	$15,452,936
		Shinhan Bank,
USD	3,600	6.819%, 9/20/16(a)(b)	3,513,301
		SK Broadband Co. Ltd.,
USD	5,600	7.00%, 2/01/12	5,842,894
		Standard Chartered First Bank Korea Ltd.,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	4,137,680
		Standard Chartered First Bank Korea Ltd.,
USD	11,050	7.267%, 3/03/14(a)(b)(c)	11,267,342

			293,359,929

THAILAND - 2.6%
		Bangkok Bank PCL,
USD	900	9.025%, 3/15/29(c)	1,069,852
		Bangkok Bank PCL,
USD	11,800	9.025%, 3/15/29	14,026,943
		Kasikornbank PCL,
USD	5,300	8.25%, 8/21/16(c)	6,114,716
		Krung Thai Bank PCL,
USD	1,850	7.378%, 10/10/16(a)(b)	1,751,430
		PTTEP Australia International Finance Pty Ltd.,
USD	6,800	4.152%, 7/19/15	6,845,900
		Thailand Government Bond,
THB	73,000	3.625%, 5/22/15	2,319,213
		Thailand Government Bond,
THB	137,000	4.125%, 11/18/16	4,457,541
		Thailand Government Bond,
THB	264,000	5.25%, 5/12/14	8,861,672
		Thailand Government Bond,
THB	30,000	5.85%, 3/31/21	1,125,092

			46,572,359

Total Long-Term Fixed Income Investments (cost $2,049,305,064)			2,212,258,358

SHORT-TERM INVESTMENTS - 2.9%
AUSTRALIA -0.1%
		National Australia Bank,
AUD	1,000	4.84% dated 7/01/10, due 9/08/10 (a)	900,182

UNITED STATES - 2.8%
USD	50,455	Repurchase Agreement, State Street Bank & Trust Co., 0.12%, dated 07/30/10, due 08/02/10 in the amount of $50,455,505, (collateralized by U.S. Treasury Bond, 2.375% due 8/31/14; value of $51,470,419)	50,455,000

Total Short-Term Investments (cost $51,287,425)			51,355,182

Total Investments - 128.0% (cost $2,100,592,489)			2,263,613,540

Liabilities in Excess of Other Assets - (28.0)%			(494,513,649)

Net Assets Applicable to Common Shareholders - 100.0%			$1,769,099,891

AUD - Australian Dollar

CNY - Chinese Renminbi

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwan Dollar

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2010.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $417,976,710 or 23.63% of net assets applicable to common shareholders.

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Interest Rate Swap Agreements
Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid by the Fund	Floating Rate Received by the Fund	Unrealized Depreciation
Deutsche Bank	April 21, 2011	USD116,000	1.4700%	3 month LIBOR	$(1,296,723)
Deutsche Bank	April 21, 2012	USD130,000	1.8170	3 month LIBOR	(3,228,360)
Deutsche Bank	March 26, 2015	HKD53,000	2.3250	3 month HIBOR	(239,946)
Deutsche Bank	June 30, 2014	USD144,000	3.0125	3 month LIBOR	(9,255,238)
Merrill Lynch	June 30, 2014	USD22,500	2.9600	3 month LIBOR	(1,399,821)
UBS	October 16, 2014	HKD74,000	2.5050	3 month HIBOR	(429,343)
UBS	October 29, 2012	THB695,000	3.2300	6 month Thai Baht	(553,435)

					$(16,402,866)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contracts:
Australian Treasury Bond 6% - 10 year	September 2010	1,155	$1,128,292
United States Treasury Note 6% - 2 year	September 2010	119	135,342
United States Treasury Note 6% - 5 year	September 2010	58	167,918
United States Treasury Bond 6% - 30 year	September 2010	9	38,783
Sale Contracts:
Australian Treasury Bond 6% - 3 year	September 2010	1,107	(129,956)
United States Treasury Note 6%0 - 5 year	September 2010	373	(504,716)
United States Treasury Note 6% - 10 year	September 2010	206	(670,180)

			$165,483

Forward Foreign Currency Exchange Contracts

Purchase / Sale	Amount Purchased	Amount Sold	Market Value as of July 31, 2010	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
settlement date 08/25/10	AUD85,500,000	USD72,521,100	$77,163,552	$4,642,452
settlement date 09/07/10	AUD27,000,000	USD23,215,950	24,330,775	1,114,825
settlement date 09/13/10	AUD57,000,000	USD49,868,160	51,326,389	1,458,229
Chinese Renminbi/United States Dollar
settlement date 11/02/10	CNY196,344,500	USD29,000,000	29,014,463	14,463
settlement date 01/28/11	CNY51,367,000	USD7,750,000	7,609,788	(140,212)
settlement date 04/12/11	CNY56,265,750	USD8,500,000	8,364,591	(135,409)
settlement date 05/18/11	CNY25,999,350	USD3,900,000	3,872,051	(27,949)
settlement date 08/02/11	CNY194,024,500	USD29,000,000	29,013,622	13,622
Indian Rupee/United States Dollar
settlement date 08/18/10	INR623,820,675	USD13,311,000	13,401,646	90,646
settlement date 10/14/10	INR625,889,800	USD13,810,000	13,332,879	(477,121)
Indonesian Rupiah/United States Dollar
settlement date 09/24/10	IDR25,123,500,000	USD2,700,000	2,813,788	113,788

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Forward Foreign Currency Exchange Contracts (continued)
Purchase / Sale	Amount Purchased	Amount Sold	Market Value as of July 31, 2010	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/United States Dollar (continued)
settlement date 01/24/11	IDR35,321,000,000	USD3,800,000	$3,899,097	$99,097
Malaysian Ringgit/United States Dollar
settlement date 08/18/10	MYR8,339,500	USD2,600,000	2,618,696	18,696
settlement date 10/12/10	MYR9,916,875	USD3,075,000	3,110,006	35,006
settlement date 10/19/10	MYR4,841,700	USD1,500,000	1,517,893	17,893
New Taiwan Dollar/United States Dollar
settlement date 10/12/10	TWD1,243,518,750	USD40,075,000	38,948,203	(1,126,797)
Philippine Peso/United States Dollar
settlement date 09/07/10	PHP202,087,100	USD4,300,000	4,431,637	131,637
settlement date 09/23/10	PHP692,840,400	USD14,700,000	15,175,232	475,232
settlement date 10/12/10	PHP78,319,000	USD1,700,000	1,712,664	12,664
Singapore Dollar/United States Dollar
settlement date 08/18/10	SGD23,308,685	USD16,700,000	17,142,236	442,236
settlement date 10/12/10	SGD21,656,057	USD15,660,000	15,928,912	268,912
South Korean Won/United States Dollar
settlement date 08/17/10	KRW15,545,403,875	USD13,253,000	13,156,826	(96,174)
settlement date 09/30/10	KRW35,205,120,000	USD30,720,000	29,750,973	(969,027)
settlement date 10/12/10	KRW9,491,950,000	USD8,500,000	8,017,888	(482,112)
Thai Baht/United States Dollar
settlement date 09/30/10	THB548,675,000	USD17,000,000	16,978,957	(21,043)
United States Dollar/Australian Dollar
settlement date 08/25/10	USD74,092,020	AUD85,500,000	77,163,552	(3,071,532)
settlement date 09/07/10	USD22,429,170	AUD27,000,000	24,330,775	(1,901,605)
settlement date 09/13/10	USD49,360,860	AUD57,000,000	51,326,389	(1,965,529)
United States Dollar/Hong Kong Dollar
settlement date 10/12/10	USD65,000,000	HKD505,908,000	65,165,414	(165,414)
United States Dollar/Indian Rupee
settlement date 08/18/10	USD1,000,000	INR46,800,000	1,005,412	(5,412)
settlement date 10/14/10	USD12,490,000	INR575,670,700	12,263,098	226,902
United States Dollar/Indonesian Rupiah
settlement date 08/31/10	USD7,650,000	IDR69,615,500,000	7,820,549	(170,549)
settlement date 09/24/10	USD9,400,000	IDR85,463,600,000	9,571,775	(171,775)
United States Dollar/Malaysian Ringgit
settlement date 10/12/10	USD30,040,000	MYR96,791,884	30,354,654	(314,654)
settlement date 10/19/10	USD4,450,000	MYR14,280,050	4,476,856	(26,856)
United States Dollar/New Taiwan Dollar
settlement date 02/08/11	USD2,000,000	TWD63,400,000	2,001,789	(1,789)
United States Dollar/Philippine Peso
settlement date 09/23/10	USD26,700,000	PHP1,243,472,400	27,235,684	(535,684)
United States Dollar/Singapore Dollar
settlement date 08/18/10	USD5,380,000	SGD7,627,226	5,609,399	(229,399)
settlement date 08/23/10	USD7,579,486	SGD10,599,153	7,795,233	(215,747)
settlement date 10/12/10	USD900,000	SGD1,228,473	903,592	(3,592)

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Forward Foreign Currency Exchange Contracts (concluded)
Purchase / Sale	Amount Purchased	Amount Sold	Market Value as of July 31, 2010	Unrealized Appreciation/ (Depreciation)
United States Dollar/South Korean Won
settlement date 08/17/10	USD32,610,000	KRW40,199,899,500	34,023,116	(1,413,116)
settlement date 10/19/10	USD8,900,000	KRW10,752,980,000	$9,080,758	$(180,758)
United States Dollar/Thai Baht
settlement date 08/18/10	USD466,000	THB15,096,070	466,000	—
settlement date 09/30/10	USD9,390,000	THB303,039,790	9,377,682	12,318

		Net USD Total	$812,604,491	$(4,660,637)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of July 31, 2010 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,100,592,489	$174,505,042	$11,483,991	$163,021,051

Quality of Investments

As of July 31, 2010, 64.6% of the Registrant’s total investments were invested in securities where either issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2010.

% of total investments
AAA/Aaa	24.70
AA/Aa	14.50
A	25.40
BBB/Baa	12.10
BB/Ba*	20.30
B*	3.00

*	Below Investment Grade

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments

Securities Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Directors. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Directors.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Directors. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Directors. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended July 31, 2010, there have been no significant changes to the Procedures.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2010.

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Australia	$—	$932,344,602	$—
China	—	73,841,173	—
Hong Kong	—	200,445,779	—
India	—	80,511,920	—
Indonesia	—	210,642,359	—
Malaysia	—	145,830,025	—
New Zealand	—	4,111,368	—
Philippines	—	144,677,176	—
Singapore	—	79,921,668	—
South Korea	—	293,359,929	—
Thailand	—	46,572,359	—

Total Fixed Income Investments	—	2,212,258,358	—
Short-Term Investments	900,182	50,455,000	—

Total Investments	$900,182	$2,262,713,358	$—

Other Financial Investments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	1,470,335	—	—
Forward Foreign Currency Exchange Contracts	—	9,188,618	—

Total Other Financial Investments	$1,470,335	$9,188,618	$—
Total Assets	$2,370,517	$2,271,901,976

Liabilities
Other Financial Investments
Interest Rate Swap Agreements	$—	$(16,402,866)	$—
Futures Contracts	(1,304,852)	—	—
Forward Foreign Currency Exchange Contracts	—	(13,849,255)	—

Total Liabilities - Other Financial Investments	$(1,304,852)	$(30,252,121)	$—

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Fixed Income Investments
Beginning balance 10/31/09:	$17,312,273
Total realized gains/ losses:	3,071
Change in unrealized gains/losses:	55,277

Sales from Proceeds	(9,770,050)

Transfers in and/out of Level 3:	(7,600,571)
Ending balance 07/31/2010:	$—
The amount of total gains or losses for the year included in earnings (or change in net assets) attributable to the change in unrealized gains or losses relating to assets still held at 07-31-10:	55,277

*	At July 31, 2010, there were no significant transfers in our out of Level 1 and Level 2 fair value measurements.

For the period ended July 31, 2010, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest, and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

(d) Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Swaps:

The Fund enters into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“Futures Contracts”) for the purpose of hedging existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures Contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish those Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a Futures Contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margins,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures Contracts are valued daily at their last quoted sale price.

A “sale” of a Futures Contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a Futures Contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the Futures Contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of Futures Contracts, interest rates and the value/market value of the underlying hedged assets.

(f) Credit-Linked Notes

The Fund invests in credit linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Portfolio of Investments (concluded)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (concluded)

(g) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(h) Recent Accounting Pronouncements:

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures – Overall.” The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Fund has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end. A significant transfer is a transfer, in aggregate, whose value is greater than 5% of the net assets of the Fund on the recognition date.

(i) Federal Income Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains/ (losses) resulting from the repatriation of Australian dollars into U.S. dollars are recognized for U.S. tax purposes.

The Fund intends to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s tax returns for each of the four years in the period ended October 31, 2009 are subject to such review.

(j) Subsequent Event Note

At a meeting of the Fund’s Board held on May 5, 2010, the Board of Directors approved the change of the Fund’s Transfer Agent. Effective September 24, 2010, Computershare Trust Company, N.A. will replace the Bank of New York Mellon Corporation as the Transfer Agent.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 29, 2010

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 29, 2010